Insurance technical provisions and pension plans (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance Nonlife Life Health And Pension [Abstract]
At the beginning of the year	R$ 35,946,000	R$ 32,720,063
(-) DPVAT insurance	(602,842)	(508,098)
Subtotal at beginning of the year	35,343,158	32,211,965
Additions, net of reversals	32,769,175	30,230,289
Payment of claims, benefits and redemptions	(30,603,012)	(28,735,539)
Adjustment for inflation and interest	1,497,802	1,636,443
Constitution of judicial provision	3,535	0
Subtotal at end of the period	39,010,658	35,343,158
(+) DPVAT insurance	559,843	602,842
At the end of the year	R$ 39,570,501	R$ 35,946,000